Acquisitions Pro forma Revenue (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total processing and services revenues	$ 9,148.9	$ 9,222.8
SunGard [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total processing and services revenues	9,139.1	8,985.8
Net earnings (loss) from continuing operations attributable to FIS common stockholders	$ 388.8	$ (35.4)
Pro forma earnings (loss) per share - basic from continuing operations attributable to FIS common stockholders	$ 1.19	$ (0.11)
Pro forma earnings (loss) per share - diluted from continuing operations attributable to FIS common stockholders	$ 1.17	$ (0.11)